Fixed assets - Gains (losses) on disposal of fixed assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other intangible assets and property, plant and equipment [abstract]
Transfer price	€ 610	€ 224	€ 124
Net book value of assets sold	(307)	(44)	(36)
Proceeds from the disposal of fixed assets	€ 303	€ 180	€ 88